Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000105122 | Allison Transmission Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105122 | UGI Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105122 | Jabil Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105122 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105122 | Oshkosh Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105122 | nVent Electric plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105122 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105122 | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105122 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105122 | Southwest Gas Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105122 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000105122 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105122 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000105122 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000105122 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000105122 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000105122 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000105122 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105122 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105122 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105122 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000105123 | Allison Transmission Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105123 | UGI Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105123 | Jabil Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105123 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105123 | Oshkosh Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105123 | nVent Electric plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105123 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105123 | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105123 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105123 | Southwest Gas Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105123 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000105123 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105123 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000105123 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000105123 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000105123 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000105123 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000105123 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105123 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105123 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105123 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000080997 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080997 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080997 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080997 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080997 | Victory Capital Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080997 | Outfront Media Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080997 | CareTrust REIT Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080997 | OR Royalties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080997 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080997 | First Bancorp/Southern Pines NC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080997 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000080997 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080997 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000080997 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000080997 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000080997 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000080997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080997 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000080997 | Banking
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000080997 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080997 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080998 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080998 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080998 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080998 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080998 | Victory Capital Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080998 | Outfront Media Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080998 | CareTrust REIT Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080998 | OR Royalties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080998 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080998 | First Bancorp/Southern Pines NC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080998 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000080998 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080998 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000080998 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000080998 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000080998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000080998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080998 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000080998 | Banking
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000080998 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080998 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000051528 | nVent Electric plc
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051528 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000051528 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051528 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051528 | Outfront Media Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051528 | OR Royalties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000051528 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051528 | GXO Logistics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000051528 | Popular Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051528 | Amentum Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051528 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000051528 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051528 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000051528 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000051528 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000051528 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000051528 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000051528 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000051528 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000051528 | Banking
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051528 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000053918 | nVent Electric plc
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053918 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053918 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053918 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053918 | Outfront Media Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053918 | OR Royalties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053918 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053918 | GXO Logistics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053918 | Popular Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053918 | Amentum Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053918 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000053918 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053918 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000053918 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000053918 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000053918 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000053918 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000053918 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000053918 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000053918 | Banking
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053918 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	7.90%